Debt - Schedule of Financial Statement Line Item (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Interest expense	$ 289,753	$ 259,268	$ 199,851
Income tax benefit	(428,037)	(295,293)	(375,776)
Net loss	(1,141,501)	(958,809)	(1,221,695)
Less: Net income (loss) attributable to noncontrolling interest	1,246	(10)	0
Net loss attributable to EQT Corporation	$ (1,142,747)	$ (958,799)	$ (1,221,695)
Basic and diluted:
Weighted average common stock outstanding - Basic (in shares)	323,196	260,613	255,141
Weighted average common stock outstanding - Diluted (in shares)	323,196	260,613	255,141
Net loss per share of common stock attributable to EQT Corporation - Basic (in dollars per share)	$ (3.54)	$ (3.68)	$ (4.79)
Net loss per share of common stock attributable to EQT Corporation - Diluted (in dollars per share)	$ (3.54)	$ (3.68)	$ (4.79)
Current portion of debt	$ 1,060,970	$ 154,161
Total deferred tax liabilities	907,306	1,334,523
Common stock, no par value	10,071,820	8,145,539
(Accumulated deficit) retained earnings	(94,400)	1,056,626
Senior notes	4,435,782	4,496,689
As Reported
Property, Plant and Equipment [Line Items]
Interest expense	308,903	271,200
Income tax benefit	(434,175)	(298,858)
Net loss	(1,154,513)	(967,176)
Less: Net income (loss) attributable to noncontrolling interest	1,246	(10)
Net loss attributable to EQT Corporation	$ (1,155,759)	$ (967,166)
Basic and diluted:
Weighted average common stock outstanding - Basic (in shares)	323,196	260,613
Weighted average common stock outstanding - Diluted (in shares)	323,196	260,613
Net loss per share of common stock attributable to EQT Corporation - Basic (in dollars per share)	$ (3.58)	$ (3.71)
Net loss per share of common stock attributable to EQT Corporation - Diluted (in dollars per share)	$ (3.58)	$ (3.71)
Current portion of debt	$ 954,900
Total deferred tax liabilities	938,612	$ 1,371,967
Common stock, no par value	10,167,963	8,241,684
(Accumulated deficit) retained earnings	(115,779)	1,048,259
Senior notes		4,371,467
Accounting Standards Update 2020-06 | ASU 2020-06 Adoption Adjustment
Property, Plant and Equipment [Line Items]
Interest expense	(19,150)	(11,932)
Income tax benefit	6,138	3,565
Net loss	13,012	8,367
Less: Net income (loss) attributable to noncontrolling interest	0	0
Net loss attributable to EQT Corporation	$ 13,012	$ 8,367
Basic and diluted:
Weighted average common stock outstanding - Basic (in shares)	0	0
Weighted average common stock outstanding - Diluted (in shares)	0	0
Net loss per share of common stock attributable to EQT Corporation - Basic (in dollars per share)	$ 0.04	$ 0.03
Net loss per share of common stock attributable to EQT Corporation - Diluted (in dollars per share)	$ 0.04	$ 0.03
Current portion of debt	$ 106,070
Total deferred tax liabilities	(31,306)	$ (37,444)
Common stock, no par value	(96,143)	(96,145)
(Accumulated deficit) retained earnings	$ 21,379	8,367
Senior notes		$ 125,222